Other Payables (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Statement Line Items [Line Items]
Employees and payroll accruals | ₪	[1]	₪ 2,317		₪ 1,954
Accrued expenses | ₪		1,499		430
Other | ₪		196		12
Other payables | ₪		₪ 4,012		₪ 2,396
USD [Member]
Statement Line Items [Line Items]
Employees and payroll accruals | $	[1]		$ 618
Accrued expenses | $			400
Other | $			52
Other payables | $			$ 1,070

[1]	Balance includes related parties (The Company's CEO and the Chairman of the Board of Directors).